Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016	May 01, 2016	Jun. 27, 2015
Assets Acquired and Liabilities Assumed
Goodwill	$ 480.5	$ 502.4		$ 434.2
Stuart Weitzman Canada
Assets Acquired and Liabilities Assumed
Inventories and other current assets			$ 5.3
Property and equipment, net			3.2
Goodwill			24.6
Total assets acquired			33.1
Accounts Payable and accrued liabilities			4.8
Other liabilities			2.7
Total liabilities assumed			7.5
Total cash paid			$ 25.6